Share-based payments transactions - Disclosure of Reconciliation of Outstanding Share Options (Details) - Global Blue Management Incentive Plan share in Thousands	12 Months Ended
	Mar. 31, 2023 share $ / shares	Mar. 31, 2022 share $ / shares	Mar. 31, 2021 share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding, beginning balance (in USD per share) | $ / shares	$ 11.42	$ 11.40	$ 0
Granted during the year (in USD per share) | $ / shares	0	0	11.40
Forfeited during the year (in USD per share) | $ / shares	11.50	10.98	0
Weighted average exercise price of share options outstanding, ending balance (in USD per share) | $ / shares	11.42	11.42	11.40
Weighted average exercise price of share options vested and exercisable (in USD per share) | $ / shares	$ 11.42	$ 11.01	$ 0
Number of options outstanding, beginning balance (in shares) | share	7,980	8,457	0
Granted during the year (in shares) | share	0	0	8,457
Forfeited during the year (in shares) | share	(28)	(477)	0
Number of options outstanding, ending balance (in shares) | share	7,952	7,980	8,457
Number of options vested and exercisable (in shares) | share	4,072	2,925	0
Weighted average remaining contractual life of outstanding share options	3 years 4 months 24 days	4 years 4 months 24 days	5 years 4 months 24 days